Debt and Allocated Portion of Dean Foods' Debt - Additional Information (Detail)	1 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended		3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended				12 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended								1 Months Ended
	Oct. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2012 WWF Operating Company [Member] USD ($)	Mar. 31, 2013 WWF Operating Company [Member]	Dec. 31, 2012 WWF Operating Company [Member]	Mar. 31, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2010 Senior Secured Credit Facility [Member] USD ($)	Jul. 02, 2009 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Alpro [Member]	Mar. 31, 2013 Alpro [Member] WWF Operating Company [Member] USD ($)	Dec. 31, 2012 Alpro [Member] WWF Operating Company [Member] USD ($)	Mar. 31, 2013 Term Loan A One Facility [Member] USD ($)	Dec. 31, 2012 Term Loan A One Facility [Member] USD ($)	Oct. 12, 2012 Term Loan A One Facility [Member] USD ($)	Mar. 31, 2013 Term Loan A Two Facility [Member] USD ($)	Dec. 31, 2012 Term Loan A Two Facility [Member] USD ($)	Oct. 12, 2012 Term Loan A Two Facility [Member] USD ($)	Oct. 12, 2012 Term Loan [Member] USD ($)	Oct. 12, 2012 Letter of Credit [Member] USD ($)	Mar. 31, 2013 Revolving Credit Facility [Member]	Oct. 12, 2012 Revolving Credit Facility [Member] USD ($)	Oct. 12, 2012 Swing Line Loan Facility [Member] USD ($)	Mar. 31, 2013 Subsidiary Revolving Credit Facility Alpro [Member] WWF Operating Company [Member] USD ($)	Mar. 31, 2013 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Oct. 12, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2013 Senior Secured Revolving Credit Facility [Member] Term Loan A-2 Facility [Member]	Oct. 12, 2012 Senior Secured Revolving Credit Facility [Member] Term Loan A-2 Facility [Member]	Oct. 12, 2012 Senior Secured Revolving Credit Facility [Member] Term Loan [Member]	Mar. 31, 2012 Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2012 Receivables Securitization Facility [Member] USD ($)	Sep. 28, 2011 Receivables Securitization Facility [Member] Letter of Credit [Member] USD ($)	Jul. 08, 2011 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] EUR (€)	Dec. 31, 2009 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] EUR (€)	Jul. 02, 2009 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] EUR (€)	Mar. 31, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] WWF Operating Company [Member] EUR (€)	Dec. 31, 2012 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Letter of Credit [Member] Alpro [Member] EUR (€)	Mar. 31, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Letter of Credit [Member] Alpro [Member] WWF Operating Company [Member] EUR (€)	Sep. 28, 2011 Receivables-Backed Facility [Member] Letter of Credit [Member]
Debt Instrument [Line Items]
Senior secured credit facility for acquisition		$ 729,050,000	$ 765,550,000	$ 456,171,000								$ 440,300,000
Total interest expense								3,000,000	9,900,000	13,200,000	13,000,000
Aggregate principal amount of senior secured credit facilities																		250,000,000			250,000,000	500,000,000	75,000,000		850,000,000	75,000,000												300,000,000	1,000,000	10,000,000	20,000,000	1,000,000	1,000,000	1,000,000
New Indebtedness					885,000,000
Financing costs	12,400,000				12,400,000
Amortization repayment in 2013			15,000,000													12,500,000	12,500,000		2,500,000	2,500,000
Amortization repayment in 2014		15,000,000	15,000,000													12,500,000	12,500,000		2,500,000	2,500,000
Amortization repayment in 2015		21,250,000	21,250,000													18,750,000	18,750,000		2,500,000	2,500,000
Amortization repayment in 2016		21,250,000	21,250,000													18,750,000	18,750,000		2,500,000	2,500,000
Amortization repayment in 2017		437,800,000	470,550,000													25,000,000	25,000,000		2,500,000	2,500,000
Amortization repayment in 2018																			2,500,000	2,500,000
Amortization repayment in 2019																			2,500,000	2,500,000
Line of credit facility additional borrowing capacity																												500,000,000		500,000,000
Maximum consolidated net leverage ratio																												4.25			4.25	3.00
Net leverage ratio initial funding																												4.00	4.00
Net leverage ratio for next four fiscal quarter																												3.75	3.75
Net leverage ratio quoted, Increased																												4.5			4.50	0.50
Debt purchase consideration equal or exceeds																												50,000,000	50,000,000
Borrowings under the senior secured credit facilities interest rate																												1.75%		1.75%			2.00%	2.00%
Interest rate description						LIBOR plus 2%	LIBOR plus 2%																					LIBOR plus 1.75%					LIBOR plus 2.00%		LIBOR plus 2.00%
Liquidity Termination Date																																													September 25, 2013
Proceeds from accounts receivable securitization																																				63,300,000	150,700,000
Repayments under Receivables-Backed Facility																																				61,400,000	166,700,000
Debt instrument, maturity date													Jul. 10, 2013	Jul. 10, 2013		Oct. 31, 2017			Oct. 31, 2019					Oct. 31, 2017
Net leverage ratio quoted, Increased																												0.5
Minimum consolidated interest coverage ratio																												3.00
Outstanding borrowings														0	0
Principal payments due under subsidiary revolving credit facility until maturity																											$ 0